Subsidiaries	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Subsidiaries
20	SUBSIDIARIES
The following list contains only the particulars of subsidiaries, which principally affected the results, assets or liabilities of the Group. The class of shares held is ordinary unless otherwise stated.

	Place of incorporation/		Proportion of ownership interest
Name of company*	establishment and operation	Particulars of issued and paid up capital	Held by the Company	Held by a subsidiary	Principal activity
China Mobile Communication (BVI) Limited	British Virgin Islands (“BVI”)	HK$1	100%	—	Investment holding company
China Mobile Communication Co., Ltd. (“CMC”)**	Mainland China	RMB1,641,848,326	—	100%	Network and business coordination center
China Mobile Group Guangdong Co., Ltd. (“Guangdong Mobile”)	Mainland China	RMB5,594,840,700	—	100%	Telecommunications operator
China Mobile Group Zhejiang Co., Ltd.	Mainland China	RMB2,117,790,000	—	100%	Telecommunications operator
China Mobile Group Jiangsu Co., Ltd.	Mainland China	RMB2,800,000,000	—	100%	Telecommunications operator
China Mobile Group Fujian Co., Ltd.	Mainland China	RMB5,247,480,000	—	100%	Telecommunications operator
China Mobile Group Henan Co., Ltd.	Mainland China	RMB4,367,733,641	—	100%	Telecommunications operator
China Mobile Group Hainan Co., Ltd.	Mainland China	RMB643,000,000	—	100%	Telecommunications operator
China Mobile Group Beijing Co., Ltd.	Mainland China	RMB6,124,696,053	—	100%	Telecommunications operator
China Mobile Group Shanghai Co., Ltd.	Mainland China	RMB6,038,667,706	—	100%	Telecommunications operator
China Mobile Group Tianjin Co., Ltd.	Mainland China	RMB2,151,035,483	—	100%	Telecommunications operator
China Mobile Group Hebei Co., Ltd.	Mainland China	RMB4,314,668,531	—	100%	Telecommunications operator
China Mobile Group Liaoning Co., Ltd.	Mainland China	RMB5,140,126,680	—	100%	Telecommunications operator
China Mobile Group Shandong Co., Ltd.	Mainland China	RMB6,341,851,146	—	100%	Telecommunications operator
China Mobile Group Guangxi Co., Ltd.	Mainland China	RMB2,340,750,100	—	100%	Telecommunications operator
China Mobile Group Anhui Co., Ltd.	Mainland China	RMB4,099,495,494	—	100%	Telecommunications operator
China Mobile Group Jiangxi Co., Ltd.	Mainland China	RMB2,932,824,234	—	100%	Telecommunications operator
China Mobile Group Chongqing Co., Ltd.	Mainland China	RMB3,029,645,401	—	100%	Telecommunications operator
China Mobile Group Sichuan Co., Ltd.	Mainland China	RMB7,483,625,572	—	100%	Telecommunications operator
China Mobile Group Hubei Co., Ltd.	Mainland China	RMB3,961,279,556	—	100%	Telecommunications operator
China Mobile Group Hunan Co., Ltd.	Mainland China	RMB4,015,668,593	—	100%	Telecommunications operator
China Mobile Group Shaanxi Co., Ltd.	Mainland China	RMB3,171,267,431	—	100%	Telecommunications operator
China Mobile Group Shanxi Co., Ltd.	Mainland China	RMB2,773,448,313	—	100%	Telecommunications operator
China Mobile Group Neimenggu Co., Ltd.	Mainland China	RMB2,862,621,870	—	100%	Telecommunications operator
China Mobile Group Jilin Co., Ltd.	Mainland China	RMB3,277,579,314	—	100%	Telecommunications operator
China Mobile Group Heilongjiang Co., Ltd.	Mainland China	RMB4,500,508,035	—	100%	Telecommunications operator
China Mobile Group Guizhou Co., Ltd.	Mainland China	RMB2,541,981,749	—	100%	Telecommunications operator
China Mobile Group Yunnan Co., Ltd.	Mainland China	RMB4,137,130,733	—	100%	Telecommunications operator
China Mobile Group Xizang Co., Ltd.	Mainland China	RMB848,643,686	—	100%	Telecommunications operator
China Mobile Group Gansu Co., Ltd.	Mainland China	RMB1,702,599,589	—	100%	Telecommunications operator
China Mobile Group Qinghai Co., Ltd.	Mainland China	RMB902,564,911	—	100%	Telecommunications operator
China Mobile Group Ningxia Co., Ltd.	Mainland China	RMB740,447,232	—	100%	Telecommunications operator
China Mobile Group Xinjiang Co., Ltd.	Mainland China	RMB2,581,599,639	—	100%	Telecommunications operator
China Mobile Group Design Institute Co., Ltd.	Mainland China	RMB160,232,547	—	100%	Provision of telecommunications network planning design and consulting services
China Mobile Holding Company Limited**	Mainland China	US$30,000,000	100%	—	Investment holding company
China Mobile Information Technology Co., Ltd.**	Mainland China	US$7,633,000	—	100%	Provision of roaming clearance, IT system operation, technology support services
Aspire Holdings Limited	Cayman Islands	HK$93,964,583	66.41%	—	Investment holding company
Aspire (BVI) Limited #	BVI	US$1,000	—	100%	Investment holding company
Aspire Technologies (Shenzhen) Limited** #	Mainland China	US$10,000,000	—	100%	Development, services and maintenance of industry value-added platform
Aspire Information Network (Shenzhen) Limited** #	Mainland China	US$5,000,000	—	100%	Provision of mobile data solutions, system integration and development
Aspire Information Technologies (Beijing) Limited** #	Mainland China	US$5,000,000	—	100%	Operation support and capability service of digital content
Fujian FUNO Mobile Communication Technology Company Limited***	Mainland China	RMB60,000,000	—	51%	Network construction and maintenance, network planning and optimizing, training and communication services
Advanced Roaming & Clearing House Limited	BVI	US$2	100%	—	Provision of roaming clearance services
Fit Best Limited	BVI	US$1	100%	—	Investment holding company
China Mobile Hong Kong Company Limited	Hong Kong	HK$951,046,930	—	100%	Provision of telecommunications and related services
China Mobile International Holdings Limited	Hong Kong	HK$19,319,810,000	100%	—	Investment holding company
China Mobile International Limited	Hong Kong	HK$8,100,000,000	—	100%	Provision of voice and roaming clearance services, Internet services and value-added services
China Mobile Group Device Co., Ltd.	Mainland China	RMB6,200,000,000	—	99.97%	Provision of electronic communication products design services and sale of related products
China Mobile Group Finance Co., Ltd. (“China Mobile Finance”)	Mainland China	RMB11,627,783,669	—	92%	Provision of non-banking financial services
China Mobile IoT Company Limited	Mainland China	RMB3,000,000,000	—	100%	Provision of network services
China Mobile (Suzhou) Software Technology Co., Ltd.	Mainland China	RMB980,000,000	—	100%	Provision of Mobile Cloud research and development and operation support services
China Mobile E-Commerce Co., Ltd. (“China Mobile E-Commerce”)	Mainland China	RMB500,000,000	—	100%	Provision of e-payment , e-commerce and Internet finance services
China Mobile (Hangzhou) Information Technology Co., Ltd.	Mainland China	RMB1,250,000,000	—	100%	Provision of family information products, capability research and development services
China Mobile Online Services Co., Ltd.	Mainland China	RMB2,000,000,000	—	100%	Provision of call center and internet information services
MIGU Company Limited	Mainland China	RMB7,000,000,000	—	100%	Provision of mobile Internet digital content services
China Mobile TieTong Company Limited	Mainland China	RMB31,880,000,000	—	100%	Provision of engineering, maintenance, sales and telecommunications services
China Mobile Internet Company Limited	Mainland China	RMB2,900,000,000	—	100%	Provision of Internet related services
China Mobile Investment Holdings Company Limited	Mainland China	RMB975,920,000	—	100%	Investment holding company
China Mobile System Integration Co., Ltd. (formerly known as China Mobile Quantong System Integration Co., Ltd.)	Mainland China	RMB550,000,000	—	100%	Provision of computer system integration, construction, maintenance and related technology development services
China Mobile (Chengdu) ICT Co., Ltd.	Mainland China	RMB300,000,000	—	100%	Provision of Information technology products and technology research and development services
China Mobile (Shanghai) ICT Co., Ltd.	Mainland China	RMB200,000,000	—	100%	Provision of Information technology products and technology research and development services
China Mobile Financial Technology Co., Ltd.	Mainland China	RMB500,000,000	—	100%	Provision of e-payment , e-commerce and Internet finance services
China Mobile Xiong’an Information & Telecommunication Technology Company Limited	Mainland China	RMB150,000,000	—	100%	Provision of Information technology products and technology research and development services
Zhongyidong Information Technology Co., Ltd.	Mainland China	RMB1,000,000,000	—	100%	Provision of IT solution including digital technology

*	The nature of all the legal entities established in Mainland China is limited liability company.
**	Companies registered as wholly owned foreign enterprises in Mainland China.
***	Company registered as a sino-foreign equity joint venture in Mainland China.
#	Effective interest held by the Group is 66.41%.